Property, plant and equipment (Policies)	12 Months Ended
Dec. 31, 2025
Property Plant And Equipment
Property, plant and equipment

The property, plant and equipment are recorded at acquisition, formation or construction cost less accumulated depreciation or depletion and impairment. Depreciation is calculated using the straight-line method based on the remaining useful life of the assets, whichever is the shorter. Mining rights are calculated based on the volume of ore extracted.

An item of equipment is derecognized upon disposal or when no future economic benefits are expected to arise from the continued use of the asset. Any gain or loss arising from asset disposal, determined as the difference between the net disposal proceeds and the carrying amount of the asset, is recognized in the consolidated statements of loss and other comprehensive loss.

Where an item of equipment consists of major components with different useful lives, the components are accounted for as separate items of equipment. Expenditures incurred to replace a component of an item of equipment that is accounted for separately, including major inspection and overhaul expenditures, are capitalized.

Non-financial assets are reviewed for impairment whenever triggering events or changes in circumstances indicate that the carrying amount might not be recoverable. An impairment loss is recognized for the amount by which the asset´s carrying amount exceeds its recoverable amount. For the purposes of assessing impairment, assets are grouped at the lowest levels for which there are separately identifiable cash flows (CGU).

Assets under construction

Assets under construction are capitalized as work-in-progress until the asset is available for use. The cost of work-in-progress includes costs transferred from deferred exploration and evaluation expenditure and any costs directly attributable to bringing the asset into working conditions for its intended use. Directly attributable costs are capitalized until the asset is in a location and condition necessary for operation as intended by management. These costs include: the purchase price, installation costs, site preparation costs, research and development costs, freight charges, transportation insurance costs, duties, testing and preparation charges, borrowing costs, and estimated costs of dismantling and removing the item and restoring the site on which it is located.

Costs incurred on mineral properties in the development stage are included in the carrying amount of the development project in assets under construction. Development stage expenditures are costs incurred to obtain access to proven and probable mineral reserves or mineral resources and provide facilities extracting, treating, gathering, transporting, and storing the minerals. All expenditures incurred during the development stage until the asset is ready for its intended use are capitalized.

Assets under construction are not depreciated. When an asset becomes available for use, its costs are transferred from assets under construction into the appropriate asset classification such as mining rights, buildings, machinery, fixture, and plant. Depreciation commences once the asset is complete and available for use.